Offerings - Offering: 1	May 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $.01 per share
Amount Registered | shares	22,134,956
Proposed Maximum Offering Price per Unit	113.00
Maximum Aggregate Offering Price	$ 2,501,250,028.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 345,422.63
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Tables" in Entergy Corporation's Registration Statement on Form S-3 (File No. 333-289302), which was filed on August 6, 2025. The Amount Registered includes 2,887,168 shares that may be purchased by the underwriters pursuant to their option to purchase additional shares. In addition, pursuant to Rule 416 of the Securities Act, the shares of common stock being offered under the prospectus supplement include such indeterminate number of shares of common stock as may be issuable with respect to the shares of common stock being offered under the prospectus supplement as a result of stock splits, stock dividends or similar transactions.